Employee benefits (Post-Employment) (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Changes in the Net Defined Benefits

Changes in the net defined benefits are set out as follows:

	Pension Plans				Medical Plan
	Petros	Petros Renegotiated	Petros Non-renegotiated	Petros 2	AMS	Other plans	Total
Balance at January 1, 2018	10,728	—	—	260	10,802	40	21,830
Remeasurement effects recognized in other comprehensive income	—	(12)	531	138	2,471	2	3,130
Costs incurred in the period	23	53	7	56	1,082	11	1,232
Interest income and expenses	255	1,144	374	23	927	4	2,727
Contributions paid	(93)	(229)	(74)	—	(319)	—	(715)
Payments related to Term of financial commitment (TFC)	—	(141)	(54)	—	—	—	(195)
Transfer due to spin-off	(10,858)	8,155	2,703	—	—	—	—
Others	—	—	—	—	—	31	31
Cumulative Translation Adjustment	(55)	(1,818)	(607)	(66)	(2,727)	(17)	(5,290)

Balance at December 31, 2018	—	7,152	2,880	411	12,236	71	22,750

Discontinued operations (*)	—	(401)	(177)	(17)	(655)	(1)	(1,251)
Current service cost	—	26	3	20	106	2	157
Interest income and expenses	—	262	105	19	525	2	913
Contributions paid	—	(144)	(41)	—	(210)	(7)	(402)
Payments related to Term of financial commitment (TFC)	—	(66)	(27)	—	—	—	(93)
Remeasurement effects recognized in other comprehensive income	—	—	—	—	—	(1)	(1)
Others	—	—	—	—	—	(16)	(16)
Cumulative Translation Adjustment	—	68	28	3	120	2	221

Balance at June 30, 2019	—	6,897	2,771	436	12,122	52	22,278

Current	—	280	99	—	397	2	778
Non-current	—	6,617	2,672	436	11,725	50	21,500

Balance at June 30, 2019	—	6,897	2,771	436	12,122	52	22,278

(*)	See note 7.

Summary of Pension and Medical Benefit Expenses

Pension and medical benefit expenses, net recognized in the statement of income are set out as follows:

	Pension Plans				Medical Plan
	Petros	Petros Renegotiated	Petros Non-renegotiated	Petros 2	AMS	Other Plans	Total
Related to active employees	—	82	14	30	238	3	367
Related to retired employees	—	206	94	9	393	1	703

Net costs for Jan-Jun/2019	—	288	108	39	631	4	1,070

Net costs for Jan-Jun/2018 (*)—Restated	262	180	56	29	542	5	1,074

(*)	It also includes the costs of PPSP before the split in April 1, 2018.

	Pension Plans				Medical Plan
	Petros	Petros Renegotiated	Petros Non-renegotiated	Petros 2	AMS	Other Plans	Total
Related to active employees:	—	41	7	15	117	2	182
Related to retired employees	—	100	46	4	192	3	345

Net costs for Apr-Jun/2019	—	141	53	19	309	5	527

Net costs for Apr-Jun/2018—Restated	—	180	57	14	256	2	509

Summary of Reconciliation of Deficit of Petros Plan

The table below presents the reconciliation of the deficit of Petros Plan registered by Petros Foundation as of December 31, 2018, according to the standards issued by CNPC and according to international accounting standards (IAS 19):

			2018
	PPSP-R	PPSP-NR	Total
Deficit registered by Petros	1,436	733	2,169

Extraordinary sponsor contributions	2,906	826	3,732
Changes in fair value of plan assets (*)	2,269	949	3,218
Ordinary sponsor contributions	1,230	569	1,799
Financial assumptions	1,063	288	1,351
Actuarial valuation method	(1,601)	(463)	(2,064)
Others	(153)	(20)	(173)

Net actuarial liability registered by the Company	7,150	2,882	10,032

(*)	Balance of accounts receivable arising from the Term of Financial Commitment—TFC signed with Petrobras, which Petros recognizes as equity.